Schedule of detailed information about concession contract assets (Details) - BRL (R$) R$ in Millions	Dec. 31, 2021	Dec. 31, 2020
IfrsStatementLineItems [Line Items]
Contract assets	R$ 6,380	R$ 4,980
Current contract assets	600	737
Non-current contract assets	5,780	4,243
Restated 1 [Member]
IfrsStatementLineItems [Line Items]
Current contract assets	600	737
Non-current contract assets	5,780	4,243
Distribution Infrastructure Assets Under Construction [Member]
IfrsStatementLineItems [Line Items]
Contract assets	1,927	1,142
Gas Infrastructure Assets Under Construction [Member]
IfrsStatementLineItems [Line Items]
Contract assets	95	94
National Grid [Member]
IfrsStatementLineItems [Line Items]
Contract assets	2,011	1,896
Transmission Indemnity Assets Incorporated Into The Assets Remuneration Base [Member]
IfrsStatementLineItems [Line Items]
Contract assets	R$ 2,347	R$ 1,848